8 DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2018
Notes
8 DERIVATIVE LIABILITY

8          DERIVATIVE LIABILITY

The derivative liability is a non-cash liability that is not associated with any form of debt or convertible instrument. The derivative liability represents the Black-Scholes valuation of the Company’s Financing warrants that are subject to currency fluctuation as the exercise price of the Company’s Financing warrants is fixed in Canadian dollars and the functional currency of the Company was the U.S. dollar at the time of these issuances. This results in the warrants being considered a derivative as a variable amount of cash in the Company’s functional currency will be received on exercise. The fair value of this derivative liability fluctuates from period to period based on fluctuations in the share price, changing Black-Scholes inputs and changes in foreign exchange rates. These fair value changes are recognized through profit and loss.

Financing Warrants
Balance, December 31, 2015	$55,000
(31,834)
Value of exercised warrants	(23,166)
Balance, December 31, 2016, 2017 and 2018	$-

The following assumptions were used for the Black-Scholes derivative liability valuation of the Financing warrants during 2016:

	Financing warrants (1)	Financing warrants (2)
Risk-free interest rate	0.43%	0.43%
Expected life of warrants	0.00 years	0.00 years
Annualized volatility	125%	125%
Dividend rate	0.00%	0.00%

(1) 3,175,000 financing warrants issued on January 24, 2014

(2) 1,200,000 financing warrants issued on December 31, 2013